Events After the Reporting Date	12 Months Ended
Dec. 31, 2018
Events After Reporting Date
Events after the reporting date

Note 22 – Events after the reporting date

A.	After the reporting period, in February 2019, the Company issued, pursuant to a public offering in the U.S., an aggregate of 80,000,000 Ordinary Shares (16,000,000 ADSs), 80,000,000 non-tradable warrants (exercisable into 80,000,000 Ordinary Shares) and 60,000,000 non-tradable rights to purchase (exercisable into 60,000,000 Ordinary Shares), according to the exercise terms determined. In case the Company will not have an effective registration statement in time of exercising of the rights to purchase or the warrants, they include a cashless exercise mechanism. Thus, the rights to purchase and the warrants will be classified as financial liability and will be measured at fair value through profit and loss. The total gross proceeds from the offering were approximately $12,000,000, before deducting underwriting discounts and commissions and other offering-related expenses. The total (net) consideration was approximately $10,600,000.